Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Benefit Plans
Cost allocated to Allstate 401(k) Savings Plan	$ 2,000	$ 4,000	$ 4,000
401(k) plan matching obligation	85
Pension benefits
Benefit Plans
Allocated cost for benefit plans	$ 1,000	$ 2,000	$ 3,000